Schedule of Investments (unaudited)
December 31, 2025
 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 35.3%
Communication Services — 4.2%
Diversified Telecommunication Services — 1.1%
AT&T Inc., Senior Notes	4.300%	2/15/30	$10,000	$10,016
AT&T Inc., Senior Notes	2.550%	12/1/33	20,000	17,075
AT&T Inc., Senior Notes	5.375%	8/15/35	30,000	30,754
AT&T Inc., Senior Notes	5.550%	8/15/41	10,000	9,963
AT&T Inc., Senior Notes	3.500%	9/15/53	10,000	6,697
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	40,000	35,262
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	50,000	49,247
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	20,000	17,782
Total Diversified Telecommunication Services				176,796
Entertainment — 0.0%††
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	4,000	3,980
Interactive Media & Services — 0.8%
Alphabet Inc., Senior Notes	1.100%	8/15/30	10,000	8,819
Alphabet Inc., Senior Notes	4.700%	11/15/35	10,000	10,006
Alphabet Inc., Senior Notes	1.900%	8/15/40	20,000	13,557
Alphabet Inc., Senior Notes	5.350%	11/15/45	10,000	9,945
Alphabet Inc., Senior Notes	5.250%	5/15/55	10,000	9,585
Meta Platforms Inc., Senior Notes	4.600%	11/15/32	40,000	40,333
Meta Platforms Inc., Senior Notes	4.875%	11/15/35	10,000	9,991
Meta Platforms Inc., Senior Notes	5.500%	11/15/45	10,000	9,716
Meta Platforms Inc., Senior Notes	5.625%	11/15/55	10,000	9,605
Meta Platforms Inc., Senior Notes	5.750%	11/15/65	10,000	9,547
Total Interactive Media & Services				131,104
Media — 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	6/1/33	90,000	78,885 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	10,000	10,521
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	10,000	8,243
Comcast Corp., Senior Notes	4.150%	10/15/28	20,000	20,113
Comcast Corp., Senior Notes	4.250%	10/15/30	20,000	20,019
Comcast Corp., Senior Notes	5.300%	6/1/34	20,000	20,620
Comcast Corp., Senior Notes	5.350%	5/15/53	20,000	17,980
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	30,000	29,471 (a)
Fox Corp., Senior Notes	5.476%	1/25/39	10,000	10,037
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	40,000	40,868
Total Media				256,757
Wireless Telecommunication Services — 0.7%
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	10,000	10,097
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	20,000	19,498
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	70,000	68,850
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	20,000	20,451
Total Wireless Telecommunication Services				118,896

Total Communication Services				687,533
See Notes to Schedule of Investments.

Western Asset Bond ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Consumer Discretionary — 3.1%
Automobiles — 0.2%
Ford Motor Co., Senior Notes	3.250%	2/12/32	$10,000	$8,816
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	30,000	25,950 (a)
Total Automobiles				34,766
Broadline Retail — 1.6%
Amazon.com Inc., Senior Notes	4.100%	11/20/30	20,000	20,028
Amazon.com Inc., Senior Notes	3.600%	4/13/32	30,000	29,104
Amazon.com Inc., Senior Notes	4.650%	11/20/35	10,000	9,963
Amazon.com Inc., Senior Notes	4.950%	12/5/44	20,000	19,252
Amazon.com Inc., Senior Notes	3.100%	5/12/51	10,000	6,722
Prosus NV, Senior Notes	3.061%	7/13/31	200,000	182,197 (b)
Total Broadline Retail				267,266
Hotels, Restaurants & Leisure — 0.8%
Carnival Corp., Senior Notes	6.125%	2/15/33	20,000	20,662 (a)
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	10,000	10,255
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	10,000	10,450
McDonald’s Corp., Senior Notes	3.500%	3/1/27	10,000	9,960
McDonald’s Corp., Senior Notes	3.600%	7/1/30	10,000	9,819
McDonald’s Corp., Senior Notes	4.200%	4/1/50	10,000	8,094
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	10,000	10,651 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	30,000	30,679 (a)
Viking Cruises Ltd., Senior Notes	5.875%	10/15/33	10,000	10,160 (a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	10,000	10,004 (a)
Total Hotels, Restaurants & Leisure				130,734
Household Durables — 0.1%
Lennar Corp., Senior Notes	4.750%	11/29/27	10,000	10,086
Specialty Retail — 0.3%
Home Depot Inc., Senior Notes	2.500%	4/15/27	10,000	9,844
Home Depot Inc., Senior Notes	2.700%	4/15/30	10,000	9,461
Home Depot Inc., Senior Notes	3.900%	6/15/47	20,000	15,971
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	10,000	10,130
Total Specialty Retail				45,406
Textiles, Apparel & Luxury Goods — 0.1%
NIKE Inc., Senior Notes	2.750%	3/27/27	10,000	9,893
NIKE Inc., Senior Notes	2.850%	3/27/30	10,000	9,548
Total Textiles, Apparel & Luxury Goods				19,441

Total Consumer Discretionary				507,699
Consumer Staples — 1.6%
Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	35,000	32,391
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	10,000	9,769
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	10,000	10,041
Total Beverages				52,201
Consumer Staples Distribution & Retail — 0.3%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	20,000	19,394
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	10,000	9,063
See Notes to Schedule of Investments.

Western Asset Bond ETF 2025 Quarterly Report

 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Consumer Staples Distribution & Retail — continued
Walmart Inc., Senior Notes	1.500%	9/22/28	$20,000	$18,915
Walmart Inc., Senior Notes	1.800%	9/22/31	10,000	8,915
Total Consumer Staples Distribution & Retail				56,287
Food Products — 0.3%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Senior Notes	6.500%	12/1/52	10,000	10,320
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	20,000	18,353
Mars Inc., Senior Notes	5.000%	3/1/32	20,000	20,622 (a)
Total Food Products				49,295
Household Products — 0.1%
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	10,000	9,648
Tobacco — 0.6%
Altria Group Inc., Senior Notes	6.875%	11/1/33	30,000	33,899
Altria Group Inc., Senior Notes	5.800%	2/14/39	10,000	10,318
BAT Capital Corp., Senior Notes	3.557%	8/15/27	10,000	9,930
BAT Capital Corp., Senior Notes	4.540%	8/15/47	30,000	24,910
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	20,000	18,334
Total Tobacco				97,391

Total Consumer Staples				264,822
Energy — 7.6%
Energy Equipment & Services — 0.1%
Halliburton Co., Senior Notes	4.850%	11/15/35	10,000	9,872
Oil, Gas & Consumable Fuels — 7.5%
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	10,000	9,974
BP Capital Markets America Inc., Senior Notes	1.749%	8/10/30	10,000	9,003
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	10,000	9,258 (a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	10,000	8,766 (a)
Cheniere Energy Inc., Senior Notes	4.625%	10/15/28	20,000	19,973
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	20,000	18,430
Chevron Corp., Senior Notes	1.995%	5/11/27	10,000	9,786
Chevron Corp., Senior Notes	3.078%	5/11/50	10,000	6,793
Chord Energy Corp., Senior Notes	6.000%	10/1/30	10,000	10,161 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	10,000	9,795 (a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	20,000	19,937
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	20,000	20,079
Ecopetrol SA, Senior Notes	8.875%	1/13/33	130,000	138,924
Energy Transfer LP, Senior Notes	3.750%	5/15/30	20,000	19,471
Energy Transfer LP, Senior Notes	5.550%	5/15/34	20,000	20,583
Energy Transfer LP, Senior Notes	6.250%	4/15/49	20,000	19,823
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	10,000	10,064
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	20,000	19,009
Enterprise Products Operating LLC, Senior Notes	4.850%	1/31/34	10,000	10,120
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	10,000	11,273
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	10,000	7,344
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	10,000	9,971 (c)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	10,000	10,070
See Notes to Schedule of Investments.

Western Asset Bond ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
EQT Corp., Senior Notes	3.900%	10/1/27	$15,000	$14,944
EQT Corp., Senior Notes	5.000%	1/15/29	10,000	10,142
Expand Energy Corp., Senior Notes	5.375%	3/15/30	20,000	20,275
Expand Energy Corp., Senior Notes	4.750%	2/1/32	20,000	19,735
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	10,000	9,785
Florida Gas Transmission Co. LLC, Senior Notes	5.750%	7/15/35	10,000	10,405 (a)
Gulfstream Natural Gas System LLC, Senior Notes	5.600%	7/23/35	20,000	20,548 (a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	200,000	181,071 (b)
MPLX LP, Senior Notes	4.800%	2/15/29	20,000	20,323
MPLX LP, Senior Notes	4.500%	4/15/38	10,000	9,124
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	20,000	19,851
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	30,000	32,318
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	10,000	11,258
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	10,000	10,664
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	10,000	7,588
ONEOK Inc., Senior Notes	5.800%	11/1/30	20,000	21,092
Petrobras Global Finance BV, Senior Notes	6.500%	7/3/33	120,000	123,807
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	10,000	9,990
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	10,000	9,073
Range Resources Corp., Senior Notes	4.750%	2/15/30	20,000	19,752 (a)
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	10,000	9,985 (a)
Shell Finance US Inc., Senior Notes	2.750%	4/6/30	10,000	9,493
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	10,000	11,568
Targa Resources Corp., Senior Notes	4.950%	4/15/52	10,000	8,553
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	10,000	10,003
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	10,000	10,119
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	10,000	10,064
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	20,000	18,880 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	50,000	42,903 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	6/15/34	10,000	10,223 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	10,000	10,248 (a)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	40,000	39,205
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	20,000	19,198
Williams Cos. Inc., Senior Notes	5.150%	3/15/34	10,000	10,181
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	10,000	9,976
Total Oil, Gas & Consumable Fuels				1,240,951

Total Energy				1,250,823
Financials — 8.6%
Banks — 6.0%
Bank of America Corp., Senior Notes	5.000%	1/21/44	10,000	9,652
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. Term SOFR + 1.332%)	3.970%	3/5/29	70,000	69,901 (c)
See Notes to Schedule of Investments.

Western Asset Bond ETF 2025 Quarterly Report

 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	$40,000	$32,077 (c)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	80,000	79,829 (c)
Citigroup Inc., Junior Subordinated Notes (6.625% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 3.001%)	6.625%	2/15/31	20,000	20,334 (c)(d)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	30,000	29,737 (c)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	80,000	80,009 (c)
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	30,000	30,079
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	30,000	30,203
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	200,000	198,893 (c)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	50,000	45,138 (c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then 3 mo. Term SOFR + 2.460%)	3.109%	4/22/41	20,000	15,721 (c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	10,000	6,812 (c)
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. Term SOFR + 1.207%)	3.509%	1/23/29	50,000	49,555 (c)
JPMorgan Chase & Co., Senior Notes (5.294% to 7/22/34 then SOFR + 1.460%)	5.294%	7/22/35	10,000	10,320 (c)
JPMorgan Chase & Co., Subordinated Notes (5.576% to 7/23/35 then SOFR + 1.635%)	5.576%	7/23/36	20,000	20,697 (c)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	10,000	10,374 (c)
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	10,000	9,718
Royal Bank of Canada, Senior Notes	5.150%	2/1/34	10,000	10,430
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	10,000	9,988
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	20,000	20,164 (c)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	10,000	10,398 (c)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	10,000	10,675 (c)
Wells Fargo & Co., Senior Notes (2.393% to 6/2/27 then SOFR + 2.100%)	2.393%	6/2/28	30,000	29,322 (c)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	10,000	9,336 (c)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. Term SOFR + 1.572%)	3.584%	5/22/28	50,000	49,687 (c)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	20,000	20,137 (c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	70,000	64,020 (c)
Total Banks				983,206
Capital Markets — 1.2%
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	20,000	20,224
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	10,000	10,905 (c)
CI Financial Corp., Senior Notes	7.500%	5/30/29	20,000	21,284 (a)
Goldman Sachs Group Inc., Senior Notes	2.600%	2/7/30	20,000	18,801
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	20,000	18,140
Goldman Sachs Group Inc., Senior Notes (2.615% to 4/22/31 then SOFR + 1.281%)	2.615%	4/22/32	20,000	18,243 (c)
See Notes to Schedule of Investments.

Western Asset Bond ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. Term SOFR + 1.772%)	3.691%	6/5/28	$20,000	$19,900 (c)
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	10,000	10,138
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	30,000	26,918 (c)
Morgan Stanley, Senior Notes (5.320% to 7/19/34 then SOFR + 1.555%)	5.320%	7/19/35	40,000	41,190 (c)
Total Capital Markets				205,743
Consumer Finance — 0.4%
American Express Co., Senior Notes	4.050%	5/3/29	10,000	10,044
American Express Co., Senior Notes (4.731% to 4/25/28 then SOFR + 1.260%)	4.731%	4/25/29	20,000	20,312 (c)
American Express Co., Senior Notes (5.016% to 4/25/30 then SOFR + 1.440%)	5.016%	4/25/31	40,000	41,231 (c)
Total Consumer Finance				71,587
Financial Services — 0.8%
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	10,000	8,394
Block Inc., Senior Notes	6.000%	8/15/33	10,000	10,272 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	80,000	84,108 (a)
Visa Inc., Senior Notes	2.050%	4/15/30	20,000	18,548
Visa Inc., Senior Notes	4.300%	12/14/45	10,000	8,735
Total Financial Services				130,057
Insurance — 0.2%
Aon North America Inc., Senior Notes	5.450%	3/1/34	10,000	10,396
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	10,000	10,381 (a)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	10,000	10,497
Total Insurance				31,274

Total Financials				1,421,867
Health Care — 2.8%
Biotechnology — 0.5%
AbbVie Inc., Senior Notes	4.800%	3/15/29	10,000	10,248
AbbVie Inc., Senior Notes	3.200%	11/21/29	20,000	19,401
AbbVie Inc., Senior Notes	4.950%	3/15/31	10,000	10,343
AbbVie Inc., Senior Notes	5.050%	3/15/34	10,000	10,280
AbbVie Inc., Senior Notes	4.250%	11/21/49	10,000	8,242
Amgen Inc., Senior Notes	4.663%	6/15/51	10,000	8,565
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	10,000	9,072
Total Biotechnology				76,151
Health Care Equipment & Supplies — 0.7%
Abbott Laboratories, Senior Notes	4.750%	11/30/36	10,000	10,066
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	70,000	72,451 (a)
Solventum Corp., Senior Notes	5.400%	3/1/29	4,000	4,143
Solventum Corp., Senior Notes	5.450%	3/13/31	10,000	10,444
Solventum Corp., Senior Notes	5.900%	4/30/54	20,000	20,104
Total Health Care Equipment & Supplies				117,208
Health Care Providers & Services — 1.0%
Cigna Group, Senior Notes	4.375%	10/15/28	10,000	10,093
Cigna Group, Senior Notes	4.800%	8/15/38	10,000	9,582
CVS Health Corp., Senior Notes	4.300%	3/25/28	10,000	10,035
CVS Health Corp., Senior Notes	2.125%	9/15/31	20,000	17,576
See Notes to Schedule of Investments.

Western Asset Bond ETF 2025 Quarterly Report

 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — continued
CVS Health Corp., Senior Notes	5.050%	3/25/48	$20,000	$17,642
Elevance Health Inc., Senior Notes	3.650%	12/1/27	10,000	9,957
HCA Inc., Senior Notes	5.875%	2/1/29	10,000	10,424
HCA Inc., Senior Notes	3.500%	9/1/30	10,000	9,620
HCA Inc., Senior Notes	5.500%	6/15/47	10,000	9,464
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	10,000	9,994
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	20,000	19,753
UnitedHealth Group Inc., Senior Notes	5.000%	4/15/34	10,000	10,174
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	20,000	14,377
Total Health Care Providers & Services				158,691
Pharmaceuticals — 0.6%
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	10,000	10,416
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	10,000	10,399
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	10,000	10,142
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	10,000	9,217
Johnson & Johnson, Senior Notes	3.625%	3/3/37	20,000	18,187
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	20,000	17,894
Pfizer Inc., Senior Notes	1.700%	5/28/30	20,000	18,139
Pfizer Inc., Senior Notes	7.200%	3/15/39	10,000	11,937
Total Pharmaceuticals				106,331

Total Health Care				458,381
Industrials — 2.9%
Aerospace & Defense — 1.1%
Boeing Co., Senior Notes	2.700%	2/1/27	20,000	19,717
Boeing Co., Senior Notes	5.150%	5/1/30	10,000	10,279
Boeing Co., Senior Notes	3.250%	2/1/35	10,000	8,778
Bombardier Inc., Senior Notes	6.750%	6/15/33	10,000	10,582 (a)
General Dynamics Corp., Senior Notes	4.250%	4/1/40	10,000	9,173
Howmet Aerospace Inc., Senior Notes	4.550%	11/15/32	10,000	10,048
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	10,000	10,002
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	10,000	9,831
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	30,000	23,994
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	20,000	19,751
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	10,000	9,463
RTX Corp., Senior Notes	2.250%	7/1/30	20,000	18,425
RTX Corp., Senior Notes	6.000%	3/15/31	10,000	10,775
RTX Corp., Senior Notes	4.500%	6/1/42	20,000	18,136
Total Aerospace & Defense				188,954
Building Products — 0.1%
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	20,000	20,831 (a)
Commercial Services & Supplies — 0.3%
GFL Environmental Inc., Senior Notes	4.000%	8/1/28	10,000	9,869 (a)
GFL Environmental Inc., Senior Notes	6.750%	1/15/31	30,000	31,513 (a)
Waste Connections Inc., Senior Notes	5.000%	3/1/34	10,000	10,222
Total Commercial Services & Supplies				51,604
See Notes to Schedule of Investments.

Western Asset Bond ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Ground Transportation — 0.4%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	$10,000	$6,306
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	20,000	13,284
Union Pacific Corp., Senior Notes	2.891%	4/6/36	20,000	16,923
Union Pacific Corp., Senior Notes	3.839%	3/20/60	20,000	14,479
Union Pacific Corp., Senior Notes	3.750%	2/5/70	20,000	13,534
Total Ground Transportation				64,526
Industrial Conglomerates — 0.1%
Honeywell International Inc., Senior Notes	5.000%	3/1/35	10,000	10,190
Passenger Airlines — 0.6%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	60,000	62,791 (a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	30,000	29,891 (a)
Total Passenger Airlines				92,682
Trading Companies & Distributors — 0.3%
Air Lease Corp., Senior Notes	5.300%	2/1/28	10,000	10,188
QXO Building Products Inc., Senior Secured Notes	6.750%	4/30/32	10,000	10,452 (a)
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	10,000	9,546
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	20,000	20,858 (a)
Total Trading Companies & Distributors				51,044

Total Industrials				479,831
Information Technology — 1.4%
Electronic Equipment, Instruments & Components — 0.1%
EquipmentShare.com Inc., Secured Notes	8.000%	3/15/33	10,000	10,535 (a)
IT Services — 0.1%
Mastercard Inc., Senior Notes	3.850%	3/26/50	10,000	7,839
Semiconductors & Semiconductor Equipment — 0.7%
Broadcom Inc., Senior Notes	4.800%	2/15/36	10,000	9,871
Broadcom Inc., Senior Notes	4.926%	5/15/37	30,000	29,623 (a)
Intel Corp., Senior Notes	1.600%	8/12/28	20,000	18,772
Intel Corp., Senior Notes	5.125%	2/10/30	10,000	10,253
Intel Corp., Senior Notes	4.750%	3/25/50	10,000	8,167
Micron Technology Inc., Senior Notes	5.300%	1/15/31	10,000	10,370
Micron Technology Inc., Senior Notes	6.050%	11/1/35	10,000	10,675
QUALCOMM Inc., Senior Notes	5.000%	5/20/35	10,000	10,159
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	10,000	9,112
Total Semiconductors & Semiconductor Equipment				117,002
Software — 0.5%
Microsoft Corp., Senior Notes	2.921%	3/17/52	10,000	6,559
Oracle Corp., Senior Notes	2.875%	3/25/31	20,000	17,979
Oracle Corp., Senior Notes	4.800%	9/26/32	10,000	9,657
Oracle Corp., Senior Notes	5.200%	9/26/35	10,000	9,584
Oracle Corp., Senior Notes	3.600%	4/1/50	10,000	6,236
Oracle Corp., Senior Notes	5.950%	9/26/55	10,000	8,867
Synopsys Inc., Senior Notes	4.850%	4/1/30	10,000	10,217
Synopsys Inc., Senior Notes	5.000%	4/1/32	10,000	10,226
See Notes to Schedule of Investments.

Western Asset Bond ETF 2025 Quarterly Report

 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Software — continued
Synopsys Inc., Senior Notes	5.700%	4/1/55	$10,000	$9,931
Total Software				89,256

Total Information Technology				224,632
Materials — 2.1%
Chemicals — 1.1%
OCP SA, Senior Notes	3.750%	6/23/31	200,000	187,474 (b)
Construction Materials — 0.1%
Amrize Finance US LLC, Senior Notes	4.950%	4/7/30	10,000	10,230
Metals & Mining — 0.5%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	10,000	11,301
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	20,000	19,376
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	10,000	9,974 (a)
Glencore Funding LLC, Senior Notes	5.673%	4/1/35	20,000	20,897 (a)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	10,000	10,333 (a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	10,000	10,066
Total Metals & Mining				81,947
Paper & Forest Products — 0.4%
Georgia-Pacific LLC, Senior Notes	4.950%	6/30/32	10,000	10,296 (a)
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	60,000	56,690
Total Paper & Forest Products				66,986

Total Materials				346,637
Real Estate — 0.0%††
Specialized REITs — 0.0%††
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	10,000	10,239 (a)

Utilities — 1.0%
Electric Utilities — 0.9%
Exelon Corp., Senior Notes	5.625%	6/15/35	10,000	10,473
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	10,000	9,966
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	10,000	8,813
Florida Power & Light Co., First Mortgage Bonds	5.700%	3/15/55	10,000	10,152
Georgia Power Co., Senior Notes	5.200%	3/15/35	10,000	10,268
NRG Energy Inc., Senior Notes	6.000%	1/15/36	20,000	20,275 (a)
NRG Energy Inc., Senior Secured Notes	5.407%	10/15/35	10,000	9,995 (a)
Oglethorpe Power Corp., First Mortgage Bonds	5.900%	2/1/55	10,000	9,930
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	10,000	10,315 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	10,000	9,701
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	10,000	9,012
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	10,000	6,756
Progress Energy Inc., Senior Notes	6.000%	12/1/39	10,000	10,585
Talen Energy Supply LLC, Senior Notes	6.500%	2/1/36	10,000	10,347 (a)
Total Electric Utilities				146,588
Multi-Utilities — 0.1%
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	10,000	9,690
See Notes to Schedule of Investments.

Western Asset Bond ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Multi-Utilities — continued
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	$10,000	$7,810
Total Multi-Utilities				17,500

Total Utilities				164,088
Total Corporate Bonds & Notes (Cost — $5,562,091)				5,816,552
Mortgage-Backed Securities — 33.1%
FHLMC — 6.0%
Federal Home Loan Mortgage Corp. (FHLMC)	4.600%	3/1/35	72,000	71,944
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/40	86,003	80,318
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	3/1/41- 3/1/52	510,637	438,556
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	10/1/52	158,073	155,016
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	8/1/53	234,809	241,680
Total FHLMC				987,514
FNMA — 18.5%
Federal National Mortgage Association (FNMA)	1.500%	11/1/41- 2/1/42	159,416	135,425
Federal National Mortgage Association (FNMA)	2.500%	11/1/41- 2/1/52	656,501	567,932
Federal National Mortgage Association (FNMA)	3.500%	1/1/50	159,995	150,354
Federal National Mortgage Association (FNMA)	2.000%	3/1/52	168,599	139,278
Federal National Mortgage Association (FNMA)	4.000%	5/1/52	79,077	75,825
Federal National Mortgage Association (FNMA)	5.500%	4/1/53	233,105	238,111
Federal National Mortgage Association (FNMA)	3.000%	1/1/56	400,000	353,859 (e)
Federal National Mortgage Association (FNMA)	4.000%	1/1/56	100,000	94,866 (e)
Federal National Mortgage Association (FNMA)	4.500%	1/1/56	200,000	195,275 (e)
Federal National Mortgage Association (FNMA)	5.000%	1/1/56	400,000	398,969 (e)
Federal National Mortgage Association (FNMA)	5.500%	1/1/56	200,000	202,828 (e)
Federal National Mortgage Association (FNMA)	6.000%	1/1/56	200,000	205,377 (e)
Federal National Mortgage Association (FNMA)	3.500%	2/1/56	100,000	92,144 (e)
Federal National Mortgage Association (FNMA)	3.000%	9/1/61	225,563	195,170
Total FNMA				3,045,413
GNMA — 8.6%
Government National Mortgage Association (GNMA) II	3.000%	6/20/51	63,751	56,701
Government National Mortgage Association (GNMA) II	5.500%	3/20/53	71,593	72,904
Government National Mortgage Association (GNMA) II	5.000%	8/20/53	76,762	77,094
Government National Mortgage Association (GNMA) II	2.000%	1/1/56	100,000	82,843 (e)
Government National Mortgage Association (GNMA) II	2.500%	1/1/56	200,000	172,547 (e)
Government National Mortgage Association (GNMA) II	3.000%	1/1/56	200,000	179,742 (e)
Government National Mortgage Association (GNMA) II	3.500%	1/1/56	200,000	182,039 (e)
Government National Mortgage Association (GNMA) II	4.000%	1/1/56	100,000	94,480 (e)
Government National Mortgage Association (GNMA) II	4.500%	1/1/56	300,000	292,266 (e)
Government National Mortgage Association (GNMA) II	5.500%	1/1/56	100,000	100,985 (e)
Government National Mortgage Association (GNMA) II	6.000%	2/1/56	100,000	101,848 (e)
Total GNMA				1,413,449

Total Mortgage-Backed Securities (Cost — $5,321,888)				5,446,376
See Notes to Schedule of Investments.

Western Asset Bond ETF 2025 Quarterly Report

 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

U.S. Government & Agency Obligations — 20.0%
U.S. Government Obligations — 20.0%
U.S. Treasury Bonds	4.750%	2/15/41	$240,000	$244,359
U.S. Treasury Bonds	3.375%	11/15/48	150,000	118,723
U.S. Treasury Bonds	4.625%	2/15/55	80,000	77,081
U.S. Treasury Bonds	4.750%	5/15/55	80,000	78,631
U.S. Treasury Bonds	4.750%	8/15/55	10,000	9,834
U.S. Treasury Notes	3.875%	5/31/27	10,000	10,052
U.S. Treasury Notes	3.625%	8/31/27	10,000	10,023
U.S. Treasury Notes	4.875%	10/31/28	10,000	10,356
U.S. Treasury Notes	4.250%	2/28/29	20,000	20,408
U.S. Treasury Notes	4.625%	4/30/29	10,000	10,325
U.S. Treasury Notes	4.625%	9/30/30	2,470,000	2,567,160
U.S. Treasury Notes	3.750%	8/31/31	10,000	9,969
U.S. Treasury Notes	4.000%	2/15/34	30,000	29,913
U.S. Treasury Notes	3.875%	8/15/34	30,000	29,545
U.S. Treasury Notes	4.250%	11/15/34	20,000	20,215
U.S. Treasury Notes	4.250%	5/15/35	10,000	10,085
U.S. Treasury Notes	4.250%	8/15/35	10,000	10,073
U.S. Treasury Notes	4.000%	11/15/35	20,000	19,714

Total U.S. Government & Agency Obligations (Cost — $3,293,358)				3,286,466
Asset-Backed Securities — 11.1%
Accredited Mortgage Loan Trust, 2004-4 A2D (1 mo. Term SOFR + 0.814%)	4.613%	1/25/35	86,282	85,518 (c)
Antares CLO Ltd., 2018-1A A1R (3 mo. Term SOFR + 1.370%)	5.254%	4/20/38	250,000	250,179 (a)(c)
Bayview Opportunity Master Fund LLC, 2024-EDU1 A (30 Day Average SOFR + 1.450%)	5.324%	6/25/47	55,493	56,101 (a)(c)
Black Diamond CLO Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.650%)	5.508%	10/25/37	110,000	110,419 (a)(c)
Capital One Prime Auto Receivables Trust, 2022-2 A3	3.660%	5/17/27	13,796	13,791
College Ave Student Loans LLC, 2023-A C	6.060%	5/25/55	87,522	89,759 (a)
Ent Auto Receivables Trust, 2023-1A A4	6.260%	11/15/29	100,000	102,291 (a)
Enterprise Fleet Financing LLC, 2023-1 A2	5.510%	1/22/29	10,223	10,239 (a)
Enterprise Fleet Financing LLC, 2025-2 A2	4.510%	2/22/28	100,000	100,490 (a)
Fifth Third Auto Trust, 2023-1 A3	5.530%	8/15/28	47,712	48,113
Ford Credit Floorplan Master Owner Trust, 2023-1 A1	4.920%	5/15/28	80,000	80,269 (a)
Gilead Aviation LLC, 2025-1A A	5.789%	3/15/50	96,272	97,912 (a)
Nelnet Student Loan Trust, 2021-CA AFL (1 mo. Term SOFR + 0.854%)	4.588%	4/20/62	78,074	77,923 (a)(c)
New Century Home Equity Loan Trust, 2004-2 M2 (1 mo. Term SOFR + 1.044%)	4.776%	8/25/34	9,564	20,449 (c)
Palmer Square CLO Ltd., 2021-1A A1AR (3 mo. Term SOFR + 1.150%)	5.034%	4/20/38	100,000	99,948 (a)(c)
PFS Financing Corp., 2023-A A	5.800%	3/15/28	100,000	100,353 (a)
PFS Financing Corp., 2023-B B	5.710%	5/15/28	100,000	100,459 (a)
Point Au Roche Park CLO Ltd., 2021-1A A (3 mo. Term SOFR + 1.342%)	5.226%	7/20/34	100,000	100,143 (a)(c)
Sycamore Tree CLO Ltd., 2025-6A A1 (3 mo. Term SOFR + 1.200%)	5.084%	4/20/38	100,000	100,059 (a)(c)
Trestles CLO Ltd., 2024-7A A1 (3 mo. Term SOFR + 1.380%)	5.238%	10/25/37	120,000	120,485 (a)(c)
Voya CLO Ltd., 2018-2A A1 (3 mo. Term SOFR + 1.262%)	5.166%	7/15/31	59,004	59,062 (a)(c)

Total Asset-Backed Securities (Cost — $1,798,326)				1,823,962
Collateralized Mortgage Obligations(f) — 11.0%
Angel Oak Mortgage Trust, 2022-3 A3	4.119%	1/25/67	87,029	81,929 (a)(c)
See Notes to Schedule of Investments.

Western Asset Bond ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Angel Oak Mortgage Trust, 2025-6 A3	5.920%	4/25/70	$82,087	$82,986 (a)
BANK, 2017-BNK7 A5	3.435%	9/15/60	100,000	98,753
Benchmark Mortgage Trust, 2023-B39 A5	5.754%	7/15/56	150,000	158,933
BX Trust, 2019-OC11 A	3.202%	12/9/41	130,000	123,529 (a)
BX Trust, 2021-BXMF A (1 mo. Term SOFR + 0.750%)	4.500%	10/15/26	78,785	78,681 (a)(c)
Deephaven Residential Mortgage Trust, 2024-1 A1	5.735%	7/25/69	86,156	86,873 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5154 QI, IO, PAC	2.500%	10/25/51	919,471	98,582
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5274 IO, IO	2.500%	1/25/51	577,097	95,867
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	6.924%	1/25/34	80,000	85,046 (a)(c)
FS Commercial Mortgage Trust, 2023-4SZN B	7.544%	11/10/39	100,000	102,125 (a)(c)
GCAT Trust, 2024-INV1 1A2	5.500%	1/25/54	77,028	77,723 (a)(c)
Government National Mortgage Association (GNMA), 2025-159 GS, IO (-1.000 x 30 Day Average SOFR + 6.570%)	2.652%	9/20/55	890,714	90,803 (c)
GS Mortgage Securities Trust, 2018-GS10 A5	4.155%	7/10/51	110,000	108,815 (c)
MIC Trust, 2023-MIC A	8.437%	12/5/38	100,000	108,317 (a)(c)
PFP Ltd., 2024-11 A (1 mo. Term SOFR + 1.832%)	5.610%	9/17/39	53,129	53,158 (a)(c)
UBS Commercial Mortgage Trust, 2017-C4 A3	3.301%	10/15/50	118,434	117,399
Verus Securitization Trust, 2023-4 A1	5.811%	5/25/68	50,043	50,095 (a)
Verus Securitization Trust, 2024-3 A3	6.845%	4/25/69	53,832	54,503 (a)
Verus Securitization Trust, 2024-4 A3	6.674%	6/25/69	64,228	64,960 (a)

Total Collateralized Mortgage Obligations (Cost — $1,754,737)				1,819,077
Sovereign Bonds — 1.2%
Mexico — 1.2%
Mexico Government International Bond, Senior Notes (Cost — $186,909)	4.875%	5/19/33	200,000	192,500

Senior Loans — 0.5%
Communication Services — 0.1%
Media — 0.1%
Versant Media Group Inc., Initial Term Loan	—	1/30/31	10,000	10,016 (g)

Financials — 0.2%
Banks — 0.1%
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	6.716%	11/24/32	10,000	10,002 (c)(h)(i)
Financial Services — 0.1%
Jane Street Group LLC, Extended Term Loan (3 mo. Term SOFR + 2.000%)	5.822%	12/15/31	19,843	19,775 (c)(h)(i)
Insurance — 0.0%††
AmWINS Group Inc., Initial Term Loan (1 mo. Term SOFR + 2.250%)	5.966%	1/30/32	9,925	9,965 (c)(h)(i)

Total Financials				39,742
Health Care — 0.1%
Health Care Equipment & Supplies — 0.0%††
Medline Borrower LP, 2028 Refinancing Term Loan (1 mo. Term SOFR + 1.750%)	5.466%	10/23/28	2,556	2,567 (c)(h)(i)
Health Care Providers & Services — 0.1%
Sotera Health Holdings LLC, 2025 Term Loan (3 mo. Term SOFR + 2.500%)	6.340%	5/30/31	13,107	13,197 (c)(h)(i)

Total Health Care				15,764
See Notes to Schedule of Investments.

Western Asset Bond ETF 2025 Quarterly Report

 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Industrials — 0.1%
Passenger Airlines — 0.1%
Spirit Airlines LLC, Contingent DIP Facility	—	1/1/30	$25,919	$10,567 *(j)(k)(l)
Spirit Airlines LLC, New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.750%	1/2/40	5,656	5,638 (c)(h)(i)
Spirit Airlines LLC, Second New Money Term Loan	—	7/14/26	1,501	1,299 (g)
Spirit Airlines LLC, Third DIP New Money Term Loan	—	7/14/26	2,770	2,761 (g)

Total Industrials				20,265
Total Senior Loans (Cost — $85,332)				85,787
	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
3-Month SOFR Futures, Call @ $96.750	3/13/26	3	$7,500	206
3-Month SOFR Futures, Call @ $96.750	6/12/26	16	40,000	5,200
U.S. Treasury 5-Year Notes Futures, Call @ $109.500	1/9/26	3	3,000	375
U.S. Treasury 5-Year Notes Futures, Call @ $109.750	1/23/26	4	4,000	531

Total Purchased Options (Cost — $16,308)				6,312
			Shares
Common Stocks — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Aviation Holdings Inc. (Cost — $5,791)			351	88 *
Total Investments before Short-Term Investments (Cost — $18,024,740)				18,477,120
	Rate	Maturity Date	Face Amount
Short-Term Investments — 2.1%
U.S. Treasury Bills	3.400%	2/3/26	$210,000	209,347 (m)
U.S. Treasury Bills	3.474%	2/10/26	140,000	139,464 (m)

Total Short-Term Investments (Cost — $348,760)				348,811
Total Investments — 114.3% (Cost — $18,373,500)				18,825,931
Liabilities in Excess of Other Assets — (14.3)%				(2,352,405)
Total Net Assets — 100.0%				$16,473,526

See Notes to Schedule of Investments.

Western Asset Bond ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Western Asset Bond ETF
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.
(e)	This security is traded on a to-be-announced (“TBA”) basis. At December 31, 2025, the Fund held TBA securities with a total cost of $2,751,504.
(f)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	All or a portion of this loan has not settled as of December 31, 2025. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(j)	The coupon payment on this security is currently in default as of December 31, 2025.
(k)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(l)	Security is valued using significant unobservable inputs (Note 1).
(m)	Rate shown represents yield-to-maturity.

Abbreviation(s) used in this schedule:
CLO	—	Collateralized Loan Obligation
DIP	—	Debtor-in-possession
IO	—	Interest Only
JSC	—	Joint Stock Company
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
At December 31, 2025, the Fund had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	3/13/26	$97.000	7	$17,500	$(263)
3-Month SOFR Futures, Call	12/11/26	97.500	2	5,000	(537)
3-Month SOFR Futures, Put	12/11/26	96.500	3	7,500	(694)
U.S. Treasury 5-Year Notes Futures, Call	1/23/26	110.250	8	8,000	(437)
Total Exchange-Traded Written Options (Premiums received — $3,494)					$(1,931)

Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
See Notes to Schedule of Investments.

Western Asset Bond ETF 2025 Quarterly Report

 Western Asset Bond ETF
At December 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	7	6/26	$1,688,940	$1,688,488	$(452)
3-Month SOFR	2	12/27	484,129	484,025	(104)
3-Month SOFR	3	3/28	726,044	725,588	(456)
U.S. Treasury 5-Year Notes	41	3/26	4,484,638	4,481,492	(3,146)
U.S. Treasury Long-Term Bonds	14	3/26	1,634,267	1,618,313	(15,954)
					(20,112)
Contracts to Sell:
3-Month SOFR	2	12/26	484,246	484,225	21
U.S. Treasury 2-Year Notes	12	3/26	2,504,510	2,505,469	(959)
U.S. Treasury 10-Year Notes	18	3/26	2,034,391	2,023,875	10,516
					9,578
Net unrealized depreciation on open futures contracts					$(10,534)

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At December 31, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$1,973,000	4/28/28	Daily SOFR Compound annually	3.300% annually	$1,661	$(524)	$2,185
	360,000	11/21/30	2.452%*	CPURNSA*	(1,279)	77	(1,356)
	1,385,000	8/31/32	3.420% annually	Daily SOFR Compound annually	13,417	3,257	10,160
	463,000	4/28/36	3.850% annually	Daily SOFR Compound annually	(915)	—	(915)
Total	$4,181,000				$12,884	$2,810	$10,074

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.45 Index	$1,734,000	12/20/30	1.000% quaterly	$39,264	$37,859	$1,405

See Notes to Schedule of Investments.

Western Asset Bond ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Western Asset Bond ETF
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
*	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
CPURNSA	3.241%
Daily SOFR Compound	3.870%

Abbreviation(s) used in this table:
CPURNSA	—	U.S. CPI Urban Consumers NSA Index
SOFR	—	Secured Overnight Financing Rate
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Bond ETF 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Bond ETF (the “Fund”) is a separate diversified investment series of Franklin Templeton ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund seeks to maximize total return consistent with prudent investment management and liquidity needs.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it

Western Asset Bond ETF 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$5,816,552	—	$5,816,552
Mortgage-Backed Securities	—	5,446,376	—	5,446,376
U.S. Government & Agency Obligations	—	3,286,466	—	3,286,466
Asset-Backed Securities	—	1,823,962	—	1,823,962
Collateralized Mortgage Obligations	—	1,819,077	—	1,819,077
Sovereign Bonds	—	192,500	—	192,500
Senior Loans:
Industrials	—	9,698	$10,567	20,265
Other Senior Loans	—	65,522	—	65,522
Purchased Options	$6,312	—	—	6,312
Common Stocks	88	—	—	88
Total Long-Term Investments	6,400	18,460,153	10,567	18,477,120
Short-Term Investments†	—	348,811	—	348,811
Total Investments	$6,400	$18,808,964	$10,567	$18,825,931
Other Financial Instruments:
Futures Contracts††	$10,537	—	—	$10,537
Centrally Cleared Interest Rate Swaps††	—	$12,345	—	12,345
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	1,405	—	1,405
Total Other Financial Instruments	$10,537	$13,750	—	$24,287
Total	$16,937	$18,822,714	$10,567	$18,850,218

Western Asset Bond ETF 2025 Quarterly Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$1,931	—	—	$1,931
Futures Contracts††	21,071	—	—	21,071
Centrally Cleared Interest Rate Swaps††	—	$2,271	—	2,271
Total	$23,002	$2,271	—	$25,273

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset Bond ETF 2025 Quarterly Report